Document And Entity Information	Jun. 14, 2023
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Entity File Number	001-32639
Entity Registrant Name	TG Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3898269
Entity Address, Address Line One	3020 Carrington Mill Blvd
Entity Address, Address Line Two	Suite 475
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	212
Local Phone Number	554-4484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Entity Central Index Key	0001001316
Entity Emerging Growth Company	false
Trading Symbol	TGTX